Stock-Based Compensation	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation	Stock-Based Compensation
The Company follows the provisions of ASC 718, Compensation—Stock Compensation, or ASC 718, which requires employee stock-based payments to be accounted for under the fair value method. Under this method, the Company is required to record compensation cost based on the estimated fair value for stock-based awards granted over the requisite service periods for the individual awards, which generally equals the vesting periods. The Company uses the straight-line amortization method for recognizing stock-based compensation expense.
The Company estimates the fair value of employee stock options on the date of grant using the Black-Scholes option-pricing model, which requires the use of highly subjective estimates and assumptions. For restricted stock awards and units granted, the Company estimates the fair value of each restricted stock award and unit based on the closing trading price of its common stock on the date of grant.
The Company has two stock incentive plans, as described below.
2013 Stock Incentive Plan
The Amended and Restated 2013 Stock Incentive Plan (the “2013 Plan”) of the Company became effective upon the closing of the Company's IPO. The 2013 Plan provides for the grant of options, stock appreciation rights, restricted stock, restricted stock units and other stock-based awards to employees, officers, directors, consultants and advisers of the Company. Under the 2013 Plan, the Company may issue up to 38,000,000 shares of the Company’s common stock. At December 31, 2019, there were 12,959,690 shares available for grant under the 2013 Plan.
2011 Stock Incentive Plan
As of February 9, 2016, the effective date of the acquisition of Constant Contact, the Company assumed and converted certain outstanding equity awards granted by Constant Contact under the Constant Contact 2011 Stock Incentive Plan (the “2011 Plan”) prior to the effective date of the acquisition (the “Assumed Awards”) into corresponding equity awards with respect to shares of the Company’s common stock. In addition, the Company assumed certain shares of Constant Contact common stock, par value $0.01 per share, available for issuance under the 2011 Plan (the “Available Shares”), which are available for future issuance under the 2011 Plan in satisfaction of the vesting, exercise or other settlement of options and other equity awards that may be granted by the Company following the effective date of the acquisition of Constant Contact in reliance on the prior approval of the 2011 Plan by the stockholders of Constant Contact. The Assumed Awards were converted into 2,143,987 stock options and 2,202,846 restricted stock units with respect to the Company’s common stock and the Available Shares were converted into 10,000,000 shares of the Company’s common stock reserved for future awards under the 2011 Plan. At December 31, 2019, there were 8,835,205 shares available for grant under the 2011 Plan.
The Company calculated the fair value of the exchanged awards in accordance with the provisions of ASC 718 as of the acquisition date. The Company allocated the fair value of these awards between the pre-acquisition and post-acquisition stock-based compensation expense. The Company determined that the value of the awards under this plan was $22.3 million, of which $5.4 million was attributed to the pre-acquisition period and recognized as part of the purchase consideration for Constant Contact. The balance of $16.9 million has been attributed to the post-acquisition period, and is being recognized in the Company’s consolidated statements of operations and comprehensive income (loss) over the vesting period of the awards.
All Plans
The following table presents total stock-based compensation expense recorded in the consolidated statements of operations and comprehensive income (loss) for all awards granted under the Company’s 2013 Plan and the 2011 Plan:

	For the Year Ended December 31,
	2017	2018	2019
	(in thousands)
Cost of revenue	$6,135	$3,823	$3,282
Sales and marketing	8,658	5,418	7,217
Engineering and development	6,090	4,495	4,908
General and administrative	39,118	15,328	20,285
Total stock-based compensation expense	$60,001	$29,064	$35,692

Under both plans combined, as of December 31, 2019, the Company has approximately $5.5 million of unrecognized stock-based compensation expense related to option awards that will be recognized over 1.6 years and approximately $45.3 million of unrecognized stock-based compensation expense related to restricted stock awards and units that will be recognized over approximately 1.9 years.
2013 Stock Incentive Plan
For stock options issued under the 2013 Plan, the fair value of each option is estimated on the date of grant, and upon the adoption of ASU 2016-09, the Company accounts for forfeitures as they are incurred. Unless otherwise approved by the Company’s board of directors, stock options typically vest over a three- or four-year period and the Company recognizes compensation expense on a straight-line basis over the requisite service period of the award. The Company uses the Black-Scholes option pricing model to estimate the fair value of stock option awards and determine the related compensation expense. The weighted-average assumptions used to compute stock-based compensation expense for awards granted under the 2013 Plan during the years ended December 31, 2017, 2018 and 2019 are as follows:

	2017	2018	2019
Risk-free interest rate	2.2%	2.9%	2.6%
Expected volatility	50.5%	47.8%	44.6%
Expected life (in years)	6.25	6.00	6.00
Expected dividend yield	—	—	—

The risk-free interest rate assumption was based on the U.S. Treasury zero-coupon bonds with maturities similar to those of the expected term of the award being valued. The Company bases its estimate of expected volatility using blended volatility data from the Company's common stock and from comparable public companies in similar industries and markets because there is currently limited public history for the Company’s common stock, and therefore, a lack of market-based company-specific historical and implied volatility information. The weighted-average expected life for employee options reflects the application of the simplified method, which represents the average of the contractual term of the options and the weighted-average vesting period for all option tranches. The simplified method has been used since the Company does not have sufficient historical exercise data to provide a reasonable basis upon which to estimate expected term due to a limited history of stock option grants. The assumed dividend yield was based on the Company’s expectation of not paying dividends in the foreseeable future.
The following table provides a summary of the Company’s stock options as of December 31, 2019 and the stock option activity for all stock options granted under the 2013 Plan during the year ended December 31, 2019:

	Stock Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value(3) (in thousands)
Outstanding at December 31, 2018	7,322,293	$11.62
Granted	1,215,789	$7.99
Exercised	—	$—
Forfeited	(201,365)	$8.04
Canceled	(3,060,038)	$12.23
Outstanding at December 31, 2019	5,276,679	$10.57	6.7	$—
Exercisable at December 31, 2019	3,688,733	$11.63	5.8	$—
Expected to vest after December 31, 2019(1)	1,587,946	$8.12	8.6	$—
Exercisable as of December 31, 2019 and expected to vest thereafter(2)	5,276,679	$10.57	6.6	$—

(1)	This represents the number of unvested options outstanding as of December 31, 2019 that are expected to vest in the future.

(2)	This represents the number of vested options as of December 31, 2019 plus the number of unvested options outstanding as of December 31, 2019 that are expected to vest in the future.

(3)
The aggregate intrinsic value was calculated based on the positive difference between the estimated fair value of the Company’s common stock on December 31, 2019 of $4.70 per share, or the date of exercise, as appropriate, and the exercise price of the underlying options.

Restricted stock awards granted under the 2013 Plan generally vest annually over a four-year period, unless otherwise determined by the Company’s board of directors. Performance-based restricted stock awards are earned based on the achievement of performance criteria established by the Company’s compensation committee and board of directors. The following table provides a summary of the Company’s restricted stock award activity for the 2013 Plan during the year ended December 31, 2019:

	Restricted Stock Awards	Weighted- Average Grant Date Fair Value
Non-vested at December 31, 2018	443,247	$11.67
Granted	—	$—
Vested	(246,757)	$12.57
Canceled	(36,973)	$9.87
Non-vested at December 31, 2019	159,517	$10.68

Restricted stock units granted under the 2013 Plan generally vest annually over a three-year period, unless otherwise determined by the Company’s board of directors. The following table provides a summary of the Company’s restricted stock unit activity for the 2013 Plan during the year ended December 31, 2019:

	Restricted Stock Units	Weighted- Average Grant Date Fair Value
Non-vested at December 31, 2018	5,203,259	$7.69
Granted	7,426,877	$6.62
Vested	(2,126,221)	$7.70
Canceled	(1,498,806)	$7.12
Non-vested at December 31, 2019	9,005,109	$6.90

2015 Performance Based Award
During fiscal year 2015, the Company granted a performance-based restricted stock award to the Company's chief executive officer at that time, Hari Ravichandran, which provided for the opportunity to earn up to 3,693,754 shares of the Company's common stock (the "Award Shares") over a three-year period beginning July 1, 2015 and ending on June 30, 2018 (the "Performance Period"). Award Shares could be earned based on the Company achieving pre-established threshold, target and maximum performance metrics. This performance-based award was evaluated quarterly to determine the probability of its vesting and to determine the amount of stock-based compensation to be recognized.
In April 2017, the Company announced that its board of directors and Mr. Ravichandran adopted a transition plan. As a result of this transition, Mr. Ravichandran's employment with the Company ended during the fourth quarter of fiscal year 2017. Upon the end of his employment, in accordance with the terms of the award, Mr. Ravichandran received the Award Shares earned in the quarters completed prior to the separation, plus the number of Award Shares that would have been earned in the quarter in which the separation occurred, which amounted to an aggregate of 1,661,439 shares. The unearned 2,032,315 shares were forfeited. During the years ended December 31, 2015 and December 31, 2016, the Company recorded compensation expense of $5.9 million and $6.8 million, respectively, in connection with this award. The final compensation charges in connection with this award of $12.1 million were recorded during the year ended December 31, 2017.
2016 Performance Based Awards
On February 16, 2016, the compensation committee of the board of directors of the Company approved the grant of performance-based restricted stock awards to the Company’s chief financial officer (“CFO”), chief operating officer (“COO”) at that time, and chief administrative officer (“CAO”) at that time. Based on the Company's achievement of Constant Contact revenue, adjusted EBITDA and cash flow metrics, each executive earned the maximum number of shares subject to his or her award. The CFO earned 223,214 shares of the Company’s stock, the COO earned 260,416 shares of the Company’s stock, and the CAO earned 148,810 shares of the Company’s stock. These earned shares vested on March 31, 2017. During the fiscal year ended December 31, 2016, the Company recognized $4.1 million of stock-based compensation expense related to these performance-based awards. During the year ended December 31, 2017, the Company recognized $1.2 million of stock-based compensation expense related to these performance-based awards.
New CEO Award
On August 11, 2017, the Company and Jeffrey H. Fox entered into an employment agreement (the "Employment Agreement") appointing Mr. Fox as the Company's president and chief executive officer effective upon his employment start date (the "Effective Date") of August 22, 2017. The Employment Agreement provides for Mr. Fox to receive, on the Effective Date, an equity award under the 2013 Plan with a total value of $10,375,000 as of August 11, 2017, split between and award of 1,032,500 restricted stock units (the "RSU Award") and an option to purchase 612,419 shares of the Company's common stock (the "Stock Option Grant").
282,500 of the restricted stock units subject to the RSU Award vested immediately on the Effective Date, but are subject to a requirement that Mr. Fox hold the shares underlying such restricted stock units until the earlier of the third anniversary of the Effective Date, his death or disability (as defined in the Employment Agreement) or a change in control of the company (as defined in the Employment Agreement). The Company recorded a charge of $2.2 million for these immediately vested shares during the year ended December 31, 2017. The remaining 750,000 restricted stock units subject to the RSU Award will vest over a three-year period, with 250,000 of such restricted stock units vesting annually on the anniversary of the Effective Date. The Stock Option Grant will vest over a three-year period, with one-third of the total number of shares subject to the Stock Option Grant vesting on the first anniversary of the Effective Date and the remainder vesting in equally monthly installments thereafter.
2011 Stock Incentive Plan
For stock options issued under the 2011 Plan, the fair value of each option is estimated on the date of grant. Unless otherwise approved by the Company’s board of directors, stock options typically vest over a three- or a four years period and the Company recognizes compensation expense on a straight-line basis over the requisite service period of the award. The Company uses the Black-Scholes option simplified pricing model to estimate the fair value of stock option awards and determine the related compensation expense. There were no stock options granted under the 2011 Plan for the years ended December 31, 2018 and 2019.
The following table provides a summary of the Company’s stock options as of December 31, 2019 and the stock option activity for all stock options granted under the 2011 Plan during the year ended December 31, 2019:

	Stock Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value(3) (in thousands)
Outstanding at December 31, 2018	715,104	$9.00
Granted	—	$—
Exercised	(6,793)	$4.81
Forfeited	(27,281)	$9.53
Canceled	(147,483)	$9.75
Outstanding at December 31, 2019	533,547	$8.83	2.0	$19
Exercisable at December 31, 2019	512,265	$8.79	1.9	$19
Expected to vest after December 31, 2019(1)	21,282	$9.71	3.6	$—
Exercisable as of December 31, 2019 and expected to vest thereafter(2)	533,547	$8.83	2.0	$19

(1)	This represents the number of unvested options outstanding as of December 31, 2019 that are expected to vest in the future.

(2)	This represents the number of vested options as of December 31, 2019 plus the number of unvested options outstanding as of December 31, 2019 that are expected to vest in the future.

(3)
The aggregate intrinsic value was calculated based on the positive difference between the estimated fair value of the Company’s common stock on December 31, 2019 of $4.70 per share, or the date of exercise, as appropriate, and the exercise price of the underlying options.

Unless otherwise determined by the Company’s board of directors, restricted stock units granted under the 2011 Plan generally vest annually over a three or four-year period. The following table provides a summary of the Company’s restricted stock unit activity for the 2011 Plan during the year ended December 31, 2019:

	Restricted Stock Units	Weighted- Average Grant Date Fair Value
Non-vested at December 31, 2018	868,026	$8.26
Granted	—	$—
Vested	(435,919)	$8.20
Canceled	(111,965)	$8.26
Non-vested at December 31, 2019	320,142	$8.35

2016 Award Obligations
For the year ended December 31, 2016, stock-based compensation expense included $0.7 million of equity award obligations pursuant to which the Company agreed to issue shares of common stock upon the achievement of certain conditions, of which $0.3 million was recorded in sales and marketing expense, $0.1 million was recorded in engineering and development expense, and $0.3 million was recorded in general and administrative expense within the consolidated statement of operations and comprehensive income (loss) for the year ended December 31, 2016. This amount was included in accrued expenses at December 31, 2017, and would be reclassified against additional paid in capital upon issuance of the shares. During the year ended December 31, 2017, the Company incurred stock-based compensation expense of $1.2 million relating to these 2016 award obligations, all of which was recorded in sales and marketing expense within the consolidated statement of operations and comprehensive income (loss) for the year ended December 31, 2017. All of the shares issued pursuant to the 2016 equity award obligations were issued during the year ended December 31, 2017 and were reclassified against additional paid in capital at that time.